March 9, 2001


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

RE:	Merrill Lynch Eurofund
Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A (Securities Act File No. 33-4026, Investment Company Act No. 811-4612

Ladies and Gentlemen:


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Eurofund (the "Fund") hereby certifies that:

(1)	the form of Prospectus and Statement of Additional Information that would have  been filed pursuant to Rule 497(c) under the 1933
            Act would not have differed from that contained in Post-Effective Amendment No. 18 to the
      Fund's Registration Statement on Form N-1A: and

(2)	the text of Post-Effective Amendment No. 18 to the Fund's Registration
       Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on February 5, 2001.

Very truly yours,

Merrill Lynch Eurofund



______________________
Robert E. Putney, III
Secretary of Fund